Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Fair Value	$ 2,588,103	$ 3,982,803
Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	2,588,103	3,982,803
Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	191,385	472,208
Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	834,442	938,762
Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,561,620	2,570,553
Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	498	195
Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	158	1,085
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,719,185	23,753,318
Up to three months [member] | Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,709,743	11,979,567
Up to three months [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,494,373	7,882,839
Up to three months [member] | Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	292,322	246,599
Up to three months [member] | Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,903,393	3,828,930
Up to three months [member] | Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,720	13,402
Up to three months [member] | Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,935	7,797
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,996,716	18,910,724
3 months to 1 year [member] | Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,297,839	9,741,905
3 months to 1 year [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,145,176	2,358,854
3 months to 1 year [member] | Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,345,106	932,372
3 months to 1 year [member] | Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,791,629	6,424,682
3 months to 1 year [member] | Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,574	15,483
3 months to 1 year [member] | Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,354	10,514
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	71,890,281	70,915,083
More than 1 year [member] | Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,364,220	35,094,355
More than 1 year [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	438,308	417,178
More than 1 year [member] | Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,617,676	8,656,771
More than 1 year [member] | Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 26,308,236	$ 26,020,406